Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2020	2019	2018
Net revenues (CHF million)
Swiss Universal Bank	5,615	5,905	5,443
International Wealth Management	4,837	5,816	5,320
Asia Pacific	3,155	3,029	2,759
Investment Bank	9,098	8,161	8,004
Strategic Resolution Unit [1]	–	–	(708)
Corporate Center	(316)	(427)	102
Net revenues	22,389	22,484	20,920
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,104	2,573	1,991
International Wealth Management	1,052	2,065	1,610
Asia Pacific	828	922	632
Investment Bank	1,655	1,026	818
Strategic Resolution Unit [1]	–	–	(1,381)
Corporate Center	(2,172)	(1,866)	(298)
Income before taxes	3,467	4,720	3,372
1
Beginning in 2019, the Strategic Resolution Unit ceased to exist as a separate division of the Group. The residual portfolio remaining as of December 31, 2018 is now managed in an Asset Resolution Unit and is separately disclosed within the Corporate Center.

Total assets
end of	2020	2019
Total assets (CHF million)
Swiss Universal Bank	261,465	249,829
International Wealth Management	95,206	91,277
Asia Pacific	67,356	73,719
Investment Bank	270,488	266,257
Corporate Center	111,307	106,213
Total assets	805,822	787,295

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographical location
in	2020	2019	2018
Net revenues (CHF million)
Switzerland	7,719	8,434	7,646
EMEA	3,885	1,962	1,686
Americas	7,614	9,103	8,731
Asia Pacific	3,171	2,985	2,857
Net revenues	22,389	22,484	20,920
Income/(loss) before taxes (CHF million)
Switzerland	1,770	2,985	1,924
EMEA	(124)	(1,786)	(2,082)
Americas	1,577	3,409	3,452
Asia Pacific	244	112	78
Income before taxes	3,467	4,720	3,372
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Group is managed.
Total assets by geographical location
end of	2020	2019
Total assets (CHF million)
Switzerland	262,034	242,991
EMEA	159,661	144,888
Americas	287,619	305,328
Asia Pacific	96,508	94,088
Total assets	805,822	787,295
The designation of total assets by region is based upon customer domicile.

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2020	2019	2018
Net revenues (CHF million)
Swiss Universal Bank	5,615	5,905	5,443
International Wealth Management	4,837	5,816	5,320
Asia Pacific	3,155	3,029	2,759
Investment Bank	9,098	8,161	8,004
Adjustments [1]	(202)	(225)	(706)
Net revenues	22,503	22,686	20,820
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	2,104	2,573	1,991
International Wealth Management	1,052	2,065	1,610
Asia Pacific	828	922	632
Investment Bank	1,655	1,026	818
Adjustments [1]	(2,428)	(2,193)	(2,195)
Income before taxes	3,211	4,393	2,856
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Total assets
end of	2020	2019
Total assets (CHF million)
Swiss Universal Bank	261,465	249,829
International Wealth Management	95,206	91,277
Asia Pacific	67,356	73,719
Investment Bank	270,488	266,257
Adjustments [1]	115,173	109,377
Total assets	809,688	790,459
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Net revenues and income/(loss) from continuing operations before taxes and total assets by geographic location
Net revenues and income/(loss) before taxes by geographical location
in	2020	2019	2018
Net revenues (CHF million)
Switzerland	8,659	9,239	8,047
EMEA	3,162	1,244	1,164
Americas	7,765	9,253	8,750
Asia Pacific	2,917	2,950	2,859
Net revenues	22,503	22,686	20,820
Income/(loss) before taxes (CHF million)
Switzerland	2,477	3,259	1,927
EMEA	(847)	(2,574)	(2,520)
Americas	1,419	3,348	3,344
Asia Pacific	162	360	105
Income before taxes	3,211	4,393	2,856
The designation of net revenues and income/(loss) before taxes is based on the location of the office recording the transactions. This presentation does not reflect the way the Bank is managed.
Total assets by geographical location
end of	2020	2019
Total assets (CHF million)
Switzerland	266,095	245,819
EMEA	159,465	145,219
Americas	287,640	305,330
Asia Pacific	96,488	94,091
Total assets	809,688	790,459
The designation of total assets by region is based upon customer domicile.